Employee Benefits and Other Expenses, Expenses Not Otherwise Shown Separately In Financial Statements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Expenses Not Otherwise Shown Separately In Financial Statement [Abstract]
Outside professional services	$ 3,138	$ 2,665	$ 2,689
Operating losses	1,608	1,871	1,249
Operating leases	1,329	278	220
Contract services	1,203	978	975
Outside data processing	888	985	1,034
Travel and entertainment	$ 704	$ 692	$ 904